Quarterly Report
July 31, 2023
MFS®  Corporate Bond Fund
MFB-Q1

Portfolio of Investments
7/31/23 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Bonds – 97.5%
Aerospace & Defense – 2.4%
Boeing Co., 2.196%, 2/04/2026	$8,727,000	$8,053,869
Boeing Co., 5.15%, 5/01/2030	15,937,000	15,801,799
Boeing Co., 5.805%, 5/01/2050	29,257,000	29,426,273
General Dynamics Corp., 3.625%, 4/01/2030	13,022,000	12,194,008
L3 Harris Technologies, Inc., 5.4%, 1/15/2027	11,915,000	11,944,848
L3 Harris Technologies, Inc., 5.4%, 7/31/2033	9,532,000	9,597,859
RTX Corp., 1.9%, 9/01/2031	8,393,000	6,631,618
RTX Corp., 2.375%, 3/15/2032	12,664,000	10,306,980
		$103,957,254
Apparel Manufacturers – 0.3%
Tapestry, Inc., 4.125%, 7/15/2027	$2,710,000	$2,549,127
Tapestry, Inc., 3.05%, 3/15/2032	12,585,000	10,049,682
		$12,598,809
Asset-Backed & Securitized – 3.1%
3650R Commercial Mortgage Trust, 2021-PF1, “XA”, 1.022%, 11/15/2054 (i)	$112,459,769	$5,812,596
ACREC 2021-FL1 Ltd., “A”, FLR, 6.494% ((SOFR - 1mo. + 0.11448%) + 1.15%), 10/16/2036 (n)	18,423,225	18,190,779
Arbor Realty Trust, Inc., CLO, 2021-FL4, “AS”, FLR, 7.036% ((SOFR - 1mo. + 0.11448%) + 1.7%), 11/15/2036 (n)	4,841,000	4,743,192
ARI Fleet Lease Trust, 2023-A, “A2”, 5.41%, 2/17/2032 (n)	5,214,167	5,159,780
Bayview Financial Revolving Mortgage Loan Trust, FLR, 7.031% ((SOFR - 1mo. + 0.11448%) + 1.6%), 12/28/2040 (n)	272,676	367,179
BDS 2021-FL7 Ltd., “B”, FLR, 6.844% ((SOFR - 1mo. + 0.11448%) + 1.5%), 6/16/2036 (n)	4,505,000	4,366,561
Benchmark 2021-B27 Mortgage Trust, “XA”, 1.263%, 7/15/2054 (i)	199,506,024	13,618,860
JPMorgan Chase Commercial Mortgage Securities Corp., 5.578%, 7/15/2042 (n)	247,163	180,768
KREF 2018-FT1 Ltd., “A”, FLR, 6.406% ((SOFR - 1mo. + 0.11448%) + 1.07%), 2/15/2039 (n)	8,257,000	8,011,783
KREF 2018-FT1 Ltd., “AS”, FLR, 6.636% ((SOFR - 1mo. + 0.11448%) + 1.3%), 2/15/2039 (n)	9,074,500	8,641,211
LAD Auto Receivables Trust, 2023-2A, “A2”, 5.93%, 6/15/2027 (n)	14,825,000	14,787,951
MF1 2022-FL8 Ltd., “A”, FLR, 6.418% (SOFR - 1mo. + 1.35%), 2/19/2037 (n)	13,072,227	12,765,030
PFP III 2021-8 Ltd., “A”, FLR, 6.316% ((SOFR - 1mo. + 0.11448%) + 1%), 8/09/2037 (n)	9,546,120	9,382,566
PFP III 2021-8 Ltd., “AS”, FLR, 6.566% ((SOFR - 1mo. + 0.11448%) + 1.25%), 8/09/2037 (n)	17,557,000	16,689,702
ReadyCap Commercial Mortgage Trust, 2021-FL5, “A”, FLR, 6.412% ((SOFR - 1mo. + 0.11448%) + 1%), 4/25/2038 (n)	6,719,958	6,630,341
Toyota Lease Owner Trust, 2023-A, “A2”, 5.3%, 8/20/2025 (n)	4,202,000	4,182,864
		$133,531,163
Automotive – 0.1%
LKQ Corp., 5.75%, 6/15/2028 (n)	$2,953,000	$2,936,886
Broadcasting – 2.2%
Activision Blizzard, Inc., 2.5%, 9/15/2050	$14,610,000	$9,509,904
Discovery Communications LLC, 4.125%, 5/15/2029	10,575,000	9,713,476
Discovery Communications LLC, 5.3%, 5/15/2049	9,152,000	7,593,293
Discovery Communications LLC, 4%, 9/15/2055	8,715,000	5,776,909
Prosus N.V., 3.832%, 2/08/2051 (n)	13,882,000	8,512,456
Walt Disney Co., 3.5%, 5/13/2040	32,182,000	26,263,033
Walt Disney Co., 3.6%, 1/13/2051	9,908,000	7,655,929
WarnerMedia Holdings, Inc., 4.279%, 3/15/2032	12,860,000	11,406,107
WarnerMedia Holdings, Inc., 5.391%, 3/15/2062	12,184,000	9,908,290
		$96,339,397
Brokerage & Asset Managers – 1.4%
Brookfield Finance, Inc., 2.34%, 1/30/2032	$21,458,000	$16,682,261
Charles Schwab Corp., 5.643% to 5/19/2028, FLR (SOFR - 1 day + 2.210%) to 5/19/2029	7,889,000	7,958,018
Charles Schwab Corp., 1.95%, 12/01/2031	7,868,000	6,116,174
LPL Holdings, Inc., 4.625%, 11/15/2027 (n)	12,968,000	12,221,182
LPL Holdings, Inc., 4.375%, 5/15/2031 (n)	12,504,000	10,993,582

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Brokerage & Asset Managers – continued
National Securities Clearing Corp., 5.15%, 5/30/2025 (n)	$5,391,000	$5,385,399
		$59,356,616
Building – 0.6%
CEMEX S.A.B. de C.V., 9.125%, 3/14/2171 (n)	$7,071,000	$7,354,152
Vulcan Materials Co., 3.5%, 6/01/2030	7,916,000	7,162,115
Vulcan Materials Co., 4.5%, 6/15/2047	15,485,000	13,595,685
		$28,111,952
Business Services – 2.7%
Equifax, Inc., 3.1%, 5/15/2030	$6,833,000	$5,870,832
Equifax, Inc., 2.35%, 9/15/2031	20,940,000	16,553,403
Equinix, Inc., 2.625%, 11/18/2024	12,928,000	12,421,651
Equinix, Inc., 2.5%, 5/15/2031	22,738,000	18,543,581
Equinix, Inc., 3%, 7/15/2050	8,061,000	5,206,003
Fiserv, Inc., 2.25%, 6/01/2027	18,340,000	16,494,938
Fiserv, Inc., 4.4%, 7/01/2049	13,643,000	11,453,336
Verisk Analytics, Inc., 5.75%, 4/01/2033	8,415,000	8,701,595
Visa, Inc., 4.15%, 12/14/2035	12,578,000	11,952,028
Visa, Inc., 3.65%, 9/15/2047	9,718,000	8,122,488
		$115,319,855
Cable TV – 1.3%
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 5.375%, 5/01/2047	$21,222,000	$17,339,477
Comcast Corp., 2.887%, 11/01/2051	12,887,000	8,572,583
Cox Communications, Inc., 5.7%, 6/15/2033 (n)	16,866,000	16,941,757
Sirius XM Radio, Inc., 4.125%, 7/01/2030 (n)	15,436,000	12,712,626
		$55,566,443
Chemicals – 0.7%
RPM International, Inc., 4.55%, 3/01/2029	$14,079,000	$13,313,861
Sasol Financing (USA) LLC, 8.75%, 5/03/2029 (n)	16,673,000	16,670,566
		$29,984,427
Computer Software – 1.1%
Cisco Systems, Inc., 5.5%, 1/15/2040	$7,722,000	$8,175,109
Microsoft Corp., 2.525%, 6/01/2050	15,025,000	10,234,799
Oracle Corp., 4.9%, 2/06/2033	9,983,000	9,659,341
Oracle Corp., 5.55%, 2/06/2053	10,933,000	10,483,995
VeriSign, Inc., 4.75%, 7/15/2027	10,277,000	10,155,778
		$48,709,022
Computer Software - Systems – 0.8%
Apple, Inc., 2.05%, 9/11/2026 (f)	$12,687,000	$11,732,918
Apple, Inc., 1.7%, 8/05/2031	4,970,000	4,069,586
Apple, Inc., 3.85%, 8/04/2046	8,346,000	7,257,303
Apple, Inc., 2.7%, 8/05/2051	14,930,000	10,318,313
		$33,378,120
Conglomerates – 1.4%
nVent Finance S.à r.l., 5.65%, 5/15/2033	$12,831,000	$12,589,789
Regal Rexnord Corp., 6.05%, 4/15/2028 (n)	10,547,000	10,482,623
Regal Rexnord Corp., 6.3%, 2/15/2030 (n)	9,040,000	9,025,177
Regal Rexnord Corp., 6.4%, 4/15/2033 (n)	8,383,000	8,360,739
Westinghouse Air Brake Technologies Corp., 3.2%, 6/15/2025	5,611,000	5,338,788
Westinghouse Air Brake Technologies Corp., 4.95%, 9/15/2028	15,305,000	14,900,520
		$60,697,636

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Consumer Products – 0.9%
Kenvue, Inc., 5.1%, 3/22/2043 (n)	$10,021,000	$10,049,707
Kenvue, Inc., 5.05%, 3/22/2053 (n)	9,133,000	9,181,626
Mattel, Inc., 3.75%, 4/01/2029 (n)	21,831,000	19,533,102
		$38,764,435
Consumer Services – 1.1%
Booking Holdings, Inc., 3.6%, 6/01/2026	$18,768,000	$18,108,138
Booking Holdings, Inc., 3.55%, 3/15/2028	2,201,000	2,084,374
CBRE Group, Inc., 5.95%, 8/15/2034	27,311,000	27,510,683
		$47,703,195
Containers – 0.2%
Berry Global, Inc., 5.5%, 4/15/2028 (n)	$9,092,000	$8,979,737
Electrical Equipment – 0.7%
Arrow Electronics, Inc., 3.875%, 1/12/2028	$11,461,000	$10,661,480
Ciena Corp., 4%, 1/31/2030 (n)	14,867,000	13,010,112
CommScope, Inc., 4.75%, 9/01/2029 (n)	8,749,000	6,740,117
		$30,411,709
Electronics – 1.3%
Broadcom, Inc., 3.469%, 4/15/2034 (n)	$10,333,000	$8,475,222
Intel Corp., 5.7%, 2/10/2053	8,208,000	8,368,518
Lam Research Corp., 1.9%, 6/15/2030	3,948,000	3,280,307
Lam Research Corp., 4.875%, 3/15/2049	7,369,000	7,067,825
NXP B.V./NXP Funding LLC/NXP USA, Inc., 3.25%, 5/11/2041	2,774,000	2,022,934
NXP B.V./NXP Funding LLC/NXP USA, Inc., 3.125%, 2/15/2042	15,080,000	10,573,426
Sensata Technologies, Inc., 4.375%, 2/15/2030 (n)	17,678,000	15,719,290
		$55,507,522
Emerging Market Quasi-Sovereign – 0.2%
Qatar Petroleum, 3.125%, 7/12/2041 (n)	$14,169,000	$10,742,426
Emerging Market Sovereign – 0.5%
United Mexican States, 6.338%, 5/04/2053	$21,874,000	$22,301,232
Energy - Independent – 1.2%
EQT Corp., 3.625%, 5/15/2031 (n)	$11,873,000	$10,277,150
Hess Corp., 5.8%, 4/01/2047	13,418,000	13,105,596
Occidental Petroleum Corp., 6.125%, 1/01/2031	7,894,000	8,063,484
Occidental Petroleum Corp., 4.4%, 4/15/2046	7,501,000	5,939,630
Pioneer Natural Resources Co., 5.1%, 3/29/2026	13,002,000	12,957,921
		$50,343,781
Energy - Integrated – 1.1%
BP Capital Markets America, Inc., 1.749%, 8/10/2030	$6,943,000	$5,673,181
BP Capital Markets America, Inc., 4.812%, 2/13/2033	11,101,000	10,916,933
BP Capital Markets America, Inc., 3.001%, 3/17/2052	9,851,000	6,730,159
Eni S.p.A., 4.75%, 9/12/2028 (n)	14,052,000	13,706,292
Eni S.p.A., 4.25%, 5/09/2029 (n)	13,470,000	12,816,911
		$49,843,476
Entertainment – 0.4%
Royal Caribbean Cruises Ltd., 4.25%, 7/01/2026 (n)	$18,053,000	$16,779,859

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Financial Institutions – 1.7%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 3.65%, 7/21/2027	$24,891,000	$22,977,772
Avolon Holdings Funding Ltd., 5.5%, 1/15/2026 (n)	757,000	737,725
Avolon Holdings Funding Ltd., 4.375%, 5/01/2026 (n)	11,590,000	10,893,730
Avolon Holdings Funding Ltd., 3.25%, 2/15/2027 (n)	13,674,000	12,272,135
Avolon Holdings Funding Ltd., 2.75%, 2/21/2028 (n)	19,902,000	17,057,874
Global Aircraft Leasing Co. Ltd., 6.5% (6.5% Cash or 7.25% PIK), 9/15/2024 (n)(p)	8,135,000	7,666,505
		$71,605,741
Food & Beverages – 4.0%
Anheuser-Busch InBev Worldwide, Inc., 4.375%, 4/15/2038	$8,822,000	$8,179,292
Anheuser-Busch InBev Worldwide, Inc., 4.75%, 4/15/2058	15,286,000	13,970,566
Bacardi-Martini B.V., 5.4%, 6/15/2033 (n)	21,513,000	21,319,207
Constellation Brands, Inc., 2.25%, 8/01/2031	12,758,000	10,327,122
Constellation Brands, Inc., 4.75%, 5/09/2032	13,091,000	12,658,600
Constellation Brands, Inc., 3.75%, 5/01/2050	5,973,000	4,663,131
Diageo Capital PLC, 2.375%, 10/24/2029	11,730,000	10,210,407
Diageo Capital PLC, 2%, 4/29/2030	4,475,000	3,749,500
JBS USA Lux S.A./JBS USA Finance, Inc., 5.5%, 1/15/2030 (n)	4,282,000	4,142,278
JBS USA Lux S.A./JBS USA Finance, Inc., 3.75%, 12/01/2031 (n)	10,699,000	9,099,607
JDE Peet's N.V., 0.8%, 9/24/2024 (n)	10,304,000	9,664,415
Kraft Heinz Foods Co., 4.875%, 10/01/2049	12,944,000	11,789,311
Kraft Heinz Foods Co., 5.5%, 6/01/2050	12,522,000	12,415,177
Mars, Inc., 4.55%, 4/20/2028 (n)	21,743,000	21,376,949
SYSCO Corp., 2.4%, 2/15/2030	4,205,000	3,579,952
SYSCO Corp., 2.45%, 12/14/2031	8,332,000	6,785,646
SYSCO Corp., 4.45%, 3/15/2048	9,063,000	7,703,519
		$171,634,679
Gaming & Lodging – 2.0%
Hilton Domestic Operating Co., Inc., 3.625%, 2/15/2032 (n)	$15,171,000	$12,730,799
Marriott International, Inc., 4%, 4/15/2028	31,912,000	30,182,678
Marriott International, Inc., 2.85%, 4/15/2031	17,655,000	14,946,765
VICI Properties LP, REIT, 4.75%, 2/15/2028	13,461,000	12,832,002
VICI Properties LP/VICI Note Co., Inc., 4.25%, 12/01/2026 (n)	7,044,000	6,635,283
Wynn Macau Ltd., 5.5%, 10/01/2027 (n)	8,657,000	7,823,764
		$85,151,291
Insurance – 0.9%
Corebridge Financial, Inc., 3.9%, 4/05/2032	$16,695,000	$14,703,504
Corebridge Financial, Inc., 4.35%, 4/05/2042	2,707,000	2,199,979
Equitable Holdings, Inc., 5.594%, 1/11/2033	23,973,000	23,717,740
		$40,621,223
Insurance - Health – 1.6%
Centene Corp., 2.625%, 8/01/2031	$15,819,000	$12,649,031
Humana, Inc., 4.95%, 10/01/2044	13,471,000	12,177,927
Humana, Inc., 5.5%, 3/15/2053	6,875,000	6,789,296
UnitedHealth Group, Inc., 5.3%, 2/15/2030	11,253,000	11,545,395
UnitedHealth Group, Inc., 4.625%, 7/15/2035	12,467,000	12,209,854
UnitedHealth Group, Inc., 3.5%, 8/15/2039	6,918,000	5,756,026
UnitedHealth Group, Inc., 5.875%, 2/15/2053	9,297,000	10,232,867
		$71,360,396
Insurance - Property & Casualty – 1.7%
American International Group, Inc., 5.125%, 3/27/2033	$17,552,000	$17,257,377
Aon Corp./Aon Global Holdings PLC, 2.05%, 8/23/2031	13,364,000	10,665,247
Fairfax Financial Holdings Ltd., 3.375%, 3/03/2031	11,222,000	9,512,689
Fairfax Financial Holdings Ltd., 5.625%, 8/16/2032	8,800,000	8,573,466
Hub International Ltd., 7.25%, 6/15/2030 (n)	10,517,000	10,716,928

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Insurance - Property & Casualty – continued
RenaissanceRe Holdings Ltd., 5.75%, 6/05/2033	$17,426,000	$17,189,527
		$73,915,234
International Market Quasi-Sovereign – 0.5%
Electricite de France S.A., 9.125% to 6/15/2033, FLR (CMT - 5yr. + 5.411%) to 12/15/2171 (n)	$5,063,000	$5,322,479
Ontario Teachers' Cadillac Fairview Properties, 2.5%, 10/15/2031 (n)	19,995,000	15,708,308
		$21,030,787
International Market Sovereign – 0.5%
Government of Bermuda, 5%, 7/15/2032 (n)	$21,773,000	$21,348,426
Machinery & Tools – 1.2%
Ashtead Capital, Inc., 4.375%, 8/15/2027 (n)	$3,228,000	$3,048,363
Ashtead Capital, Inc., 5.55%, 5/30/2033 (n)	13,785,000	13,406,342
Ashtead Capital, Inc., 5.95%, 10/15/2033 (n)	5,702,000	5,686,872
CNH Industrial Capital LLC, 5.45%, 10/14/2025	17,462,000	17,446,351
CNH Industrial N.V., 3.85%, 11/15/2027	14,189,000	13,420,310
		$53,008,238
Major Banks – 17.9%
Australia and New Zealand Banking Group Ltd., 2.57% to 11/25/2030, FLR (CMT - 5yr. + 1.7%) to 11/25/2035 (n)	$3,516,000	$2,688,789
Bank of America Corp., 4.376% to 4/27/2027, FLR (SOFR - 1 day + 1.58%) to 4/27/2028	25,565,000	24,617,538
Bank of America Corp., 2.496% to 2/13/2030, FLR ((SOFR - 3mo. + 0.26161%) + 0.99%) to 2/13/2031	7,515,000	6,296,085
Bank of America Corp., 2.482% to 9/21/2031, FLR (CMT - 5yr. + 1.2%) to 9/21/2036	15,640,000	11,990,205
Bank of America Corp., 2.676% to 6/19/2040, FLR (SOFR - 1 day + 1.93%) to 6/19/2041	8,932,000	6,326,021
Bank of America Corp., 3.311% to 4/22/2041, FLR (SOFR - 1 day + 1.58%) to 4/22/2042	8,072,000	6,224,562
Bank of New York Mellon Corp., 5.802% to 10/25/2027, FLR (SOFR - 1 day + 1.802%) to 10/25/2028	6,126,000	6,253,186
Bank of New York Mellon Corp., 5.834% to 10/25/2032, FLR (SOFR - 1 day + 2.074%) to 10/25/2033	5,967,000	6,179,588
Barclays PLC, 2.894% to 11/24/2031, FLR (CMT - 1yr. + 1.3%) to 11/24/2032	29,866,000	23,788,599
Barclays PLC, 6.224% to 5/09/2033, FLR (SOFR - 1 day + 2.98%) to 5/09/2034	8,635,000	8,715,380
Capital One Financial Corp., 6.312% to 6/08/2028, FLR (SOFR - 1 day + 2.640%) to 6/08/2029	11,829,000	11,873,688
Capital One Financial Corp., 6.377% to 6/08/2033, FLR (SOFR - 1 day + 2.860%) to 6/08/2034	9,857,000	9,951,049
Commonwealth Bank of Australia, 3.61% to 9/12/2029, FLR (CMT - 1yr. + 2.05%) to 9/12/2034 (n)	12,534,000	10,589,908
Commonwealth Bank of Australia, 3.305%, 3/11/2041 (n)	18,459,000	12,718,437
Credit Agricole S.A., 1.247% to 1/26/2026, FLR (SOFR - 1 day + 0.89162%) to 1/26/2027 (n)	28,208,000	25,196,236
Deutsche Bank AG, 7.079% to 2/10/2033, FLR (SOFR - 1 day + 3.65%) to 2/10/2034	13,666,000	13,163,739
Goldman Sachs Group, Inc., 2.6%, 2/07/2030	18,400,000	15,649,961
HSBC Holdings PLC, 2.357% to 8/18/2030, FLR (SOFR - 1 day + 1.947%) to 8/18/2031	25,595,000	20,556,114
HSBC Holdings PLC, 2.871% to 11/22/2031, FLR (SOFR - 1 day + 1.41%) to 11/22/2032	13,486,000	10,904,738
JPMorgan Chase & Co., 3.782% to 2/01/2027, FLR ((SOFR - 3mo. + 0.26161%) + 1.337%) to 2/01/2028	13,000,000	12,322,151
JPMorgan Chase & Co., 4.323% to 4/26/2027, FLR (SOFR - 1 day + 1.56%) to 4/26/2028	4,363,000	4,226,928
JPMorgan Chase & Co., 3.54%, 5/01/2028	18,887,000	17,680,860
JPMorgan Chase & Co., 2.545% to 11/08/2031, FLR (SOFR - 1 day + 1.18%) to 11/08/2032	26,194,000	21,522,147
JPMorgan Chase & Co., 3.897% to 1/23/2048, FLR ((SOFR - 3mo. + 0.26161%) + 1.22%) to 1/23/2049	18,149,000	14,745,751
Mitsubishi UFJ Financial Group, Inc., 5.719% to 2/20/2025, FLR (CMT - 1yr. + 1.08%) to 2/20/2026	24,317,000	24,238,752
Mitsubishi UFJ Financial Group, Inc., 1.64% to 10/13/2026, FLR (CMT - 1yr. + 0.67%) to 10/13/2027	14,185,000	12,539,120
Mitsubishi UFJ Financial Group, Inc., 5.422% to 2/22/2028, FLR (CMT - 1yr. + 1.38%) to 2/22/2029	8,514,000	8,492,115
Mitsubishi UFJ Financial Group, Inc., 2.494% to 10/13/2031, FLR (CMT - 1yr. + 0.97%) to 10/13/2032	17,909,000	14,408,380
Mizuho Financial Group, 5.754%, 5/27/2034	21,699,000	21,878,278
Morgan Stanley, 0.985% to 12/10/2025, FLR (SOFR - 1 day + 0.72%) to 12/10/2026	13,246,000	11,851,450
Morgan Stanley, 5.449% to 7/20/2028, FLR (SOFR - 1 day + 1.63%) to 7/20/2029	7,481,000	7,496,763
Morgan Stanley, 4.431% to 1/23/2029, FLR ((SOFR - 3mo. + 0.26161%) + 1.628%) to 1/23/2030	3,224,000	3,077,349
Morgan Stanley, 2.699% to 1/22/2030, FLR (SOFR - 1 day + 1.143%) to 1/22/2031	11,737,000	10,014,742
Morgan Stanley, 3.622% to 4/01/2030, FLR (SOFR - 1 day + 3.12%) to 4/01/2031	39,449,000	35,454,943
Morgan Stanley, 5.424% to 7/21/2033, FLR (SOFR - 1 day + 1.88%) to 7/21/2034	8,561,000	8,554,267
Morgan Stanley, 2.484% to 9/16/2031, FLR (SOFR - 1 day + 1.36%) to 9/16/2036	16,749,000	12,839,811
National Australia Bank Ltd., 3.347% to 1/12/2032, FLR (CMT - 5yr. + 1.7%) to 1/12/2037 (n)	20,204,000	15,957,583
NatWest Group PLC, 5.847% to 3/02/2026, FLR (CMT - 1yr. + 1.35%) to 3/02/2027	10,295,000	10,234,926
NatWest Group PLC, 6.016% to 3/02/2033, FLR (CMT - 1yr. + 2.1%) to 3/02/2034	8,205,000	8,282,795

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Major Banks – continued
Nordea Bank Abp, 1.5%, 9/30/2026 (n)	$39,033,000	$34,364,578
Royal Bank of Canada, 2.3%, 11/03/2031	20,791,000	16,855,751
Royal Bank of Canada, 5%, 2/01/2033	10,678,000	10,485,147
Standard Chartered PLC, 6.187%, 7/06/2027 (n)	16,033,000	16,177,221
Sumitomo Mitsui Financial Group, Inc., 1.71%, 1/12/2031	29,330,000	22,736,320
Sumitomo Mitsui Trust Bank Ltd., 5.65%, 3/09/2026 (n)	19,569,000	19,622,189
Toronto-Dominion Bank, 4.108%, 6/08/2027	12,741,000	12,240,377
Toronto-Dominion Bank, 4.693%, 9/15/2027	16,991,000	16,665,288
Toronto-Dominion Bank, 2%, 9/10/2031	16,287,000	12,989,597
Toronto-Dominion Bank, 4.456%, 6/08/2032	4,816,000	4,534,181
UBS Group AG, 3.126% to 8/13/2029, FLR (LIBOR - 3mo. + 1.468%) to 8/13/2030 (n)	25,776,000	22,096,475
UBS Group AG, 4.375% to 2/10/2031, FLR (CMT - 1yr. + 3.313%) to 8/10/2171 (n)	24,966,000	18,625,884
UniCredit S.p.A., 2.569% to 9/22/2025, FLR (CMT - 1yr. + 2.3%) to 9/22/2026 (n)	18,700,000	17,115,772
UniCredit S.p.A., 1.982% to 6/03/2026, FLR (CMT - 1yr. + 1.2%) to 6/03/2027 (n)	4,551,000	4,036,910
Wells Fargo & Co., 3.908% to 4/25/2025, FLR (SOFR - 1 day + 1.32%) to 4/25/2026	9,887,000	9,568,962
Wells Fargo & Co., 5.574% to 7/25/2028, FLR (SOFR - 1 day + 1.74%) to 7/25/2029	13,009,000	13,077,949
Wells Fargo & Co., 3.35% to 3/02/2032, FLR (SOFR - 1 day + 1.5%) to 3/02/2033	18,100,000	15,495,677
		$776,191,212
Medical & Health Technology & Services – 3.1%
Alcon Finance Corp., 2.6%, 5/27/2030 (n)	$24,516,000	$20,850,019
Alcon Finance Corp., 3.8%, 9/23/2049 (n)	6,904,000	5,322,085
Becton, Dickinson and Co., 2.823%, 5/20/2030	5,566,000	4,859,684
Becton, Dickinson and Co., 4.298%, 8/22/2032	3,494,000	3,320,466
Becton, Dickinson and Co., 4.685%, 12/15/2044	6,838,000	6,251,517
Becton, Dickinson and Co., 4.669%, 6/06/2047	17,690,000	16,188,021
CVS Health Corp., 5%, 2/20/2026	11,878,000	11,837,306
CVS Health Corp., 5.25%, 1/30/2031	5,625,000	5,625,419
CVS Health Corp., 5.625%, 2/21/2053	12,814,000	12,587,323
HCA, Inc., 5.2%, 6/01/2028	10,300,000	10,215,049
HCA, Inc., 5.875%, 2/01/2029	17,391,000	17,549,815
Marin General Hospital, 7.242%, 8/01/2045	8,685,000	8,573,244
Thermo Fisher Scientific, Inc., 2%, 10/15/2031	6,659,000	5,421,194
Thermo Fisher Scientific, Inc., 2.8%, 10/15/2041	7,023,000	5,173,555
		$133,774,697
Medical Equipment – 0.3%
Danaher Corp., 2.6%, 10/01/2050	$22,327,000	$14,744,572
Metals & Mining – 2.3%
Anglo American Capital PLC, 2.25%, 3/17/2028 (n)	$11,184,000	$9,671,885
Anglo American Capital PLC, 2.625%, 9/10/2030 (n)	15,254,000	12,625,630
Anglo American Capital PLC, 2.875%, 3/17/2031 (n)	13,073,000	10,793,357
Coeur Mining, Inc., 5.125%, 2/15/2029 (n)	10,363,000	8,598,597
First Quantum Minerals Ltd., 6.875%, 10/15/2027 (n)	8,592,000	8,447,826
First Quantum Minerals Ltd., 8.625%, 6/01/2031 (n)	4,446,000	4,551,593
FMG Resources Ltd., 4.375%, 4/01/2031 (n)	17,960,000	15,444,041
Glencore Funding LLC, 2.85%, 4/27/2031 (n)	17,132,000	14,097,660
Novelis Corp., 4.75%, 1/30/2030 (n)	17,674,000	15,884,663
		$100,115,252
Midstream – 4.6%
Cheniere Corpus Christi Holdings LLC, 3.7%, 11/15/2029	$10,673,000	$9,738,945
Enbridge, Inc., 5.969%, 3/08/2026	8,316,000	8,328,801
Enbridge, Inc., 5.7%, 3/08/2033	11,666,000	11,826,037
Enbridge, Inc., 3.4%, 8/01/2051	15,739,000	10,965,263
Energy Transfer LP, 4%, 10/01/2027	8,335,000	7,856,018
Energy Transfer LP, 3.75%, 5/15/2030	7,004,000	6,344,034
Energy Transfer LP, 7.125% to 5/15/2030, FLR (CMT - 5yr. + 5.306%) to 5/15/2171	14,243,000	12,509,643

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Midstream – continued
EQM Midstream Partners LP, 4.5%, 1/15/2029 (n)	$11,582,000	$10,584,287
Galaxy Pipeline Assets Bidco Ltd., 1.75%, 9/30/2027 (n)	27,427,230	25,300,745
Galaxy Pipeline Assets Bidco Ltd., 2.16%, 3/31/2034 (n)	12,375,932	10,521,421
Plains All American Pipeline LP, 4.65%, 10/15/2025	12,163,000	11,874,717
Plains All American Pipeline LP, 3.55%, 12/15/2029	12,959,000	11,450,868
Plains All American Pipeline LP, 4.9%, 2/15/2045	8,649,000	7,042,549
Sabine Pass Liquefaction LLC, 4.2%, 3/15/2028	13,455,000	12,798,137
Sabine Pass Liquefaction LLC, 4.5%, 5/15/2030	5,013,000	4,758,598
Targa Resources Corp., 4.2%, 2/01/2033	11,478,000	10,251,545
Targa Resources Corp., 4.95%, 4/15/2052	20,184,000	16,806,891
Venture Global Calcasieu Pass LLC, 6.25%, 1/15/2030 (n)	6,903,000	6,749,911
Venture Global Calcasieu Pass LLC, 4.125%, 8/15/2031 (n)	6,903,000	5,855,355
		$201,563,765
Municipals – 0.3%
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., Taxable, “B”, 2.746%, 6/01/2034	$9,830,000	$7,963,357
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., Taxable, “B”, 3%, 6/01/2046	7,480,000	6,865,728
		$14,829,085
Natural Gas - Pipeline – 0.3%
APA Infrastructure Ltd., 5%, 3/23/2035 (n)	$12,850,000	$11,927,148
Oils – 0.4%
Puma International Financing S.A., 5%, 1/24/2026	$18,125,000	$16,528,508
Other Banks & Diversified Financials – 1.4%
American Express Co., 4.989% to 5/26/2032, FLR (SOFR - 1 day + 2.255%) to 5/26/2033	$12,455,000	$11,931,209
M&T Bank Corp., 5.053% to 1/27/2033, FLR (SOFR - 1 day + 1.850%) to 1/27/2034	1,725,000	1,621,572
Macquarie Group Ltd., 5.887%, 6/15/2034 (n)	16,046,000	15,753,553
Manufacturers and Traders Trust Co., 4.7%, 1/27/2028	20,999,000	20,060,897
Mizrahi Tefahot Bank Ltd., 3.077% to 4/07/2026, FLR (CMT - 5yr. + 2.25%) to 4/07/2031 (n)	11,682,000	10,183,667
		$59,550,898
Pharmaceuticals – 1.0%
Amgen, Inc., 5.15%, 3/02/2028	$6,120,000	$6,124,033
Amgen, Inc., 5.25%, 3/02/2030	6,200,000	6,240,586
Merck & Co., Inc., 2.75%, 12/10/2051	7,976,000	5,380,720
Pfizer Investment Enterprises Pte. Ltd., 4.75%, 5/19/2033	18,415,000	18,293,243
Pfizer, Inc., 2.55%, 5/28/2040	7,976,000	5,816,922
		$41,855,504
Pollution Control – 0.7%
GFL Environmental, Inc., 3.5%, 9/01/2028 (n)	$12,328,000	$10,970,783
Waste Management, Inc., 4.625%, 2/15/2033	19,864,000	19,434,964
		$30,405,747
Precious Metals & Minerals – 0.5%
Northern Star Resources Ltd. Co., 6.125%, 4/11/2033 (n)	$20,574,000	$19,981,666
Railroad & Shipping – 0.6%
Burlington Northern Santa Fe, LLC, 5.2%, 4/15/2054	$14,985,000	$15,056,710
Canadian Pacific Railway Co., 3.1%, 12/02/2051	17,537,000	12,247,007
		$27,303,717
Real Estate - Office – 1.0%
Boston Properties LP, REIT, 2.45%, 10/01/2033	$4,219,000	$3,051,026
Boston Properties LP, REIT, 6.5%, 1/15/2034	6,785,000	6,867,737
Corporate Office Property LP, REIT, 2%, 1/15/2029	18,241,000	14,111,893

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Real Estate - Office – continued
Corporate Office Property LP, REIT, 2.75%, 4/15/2031	$27,392,000	$21,074,665
		$45,105,321
Real Estate - Other – 1.7%
EPR Properties, REIT, 3.6%, 11/15/2031	$12,888,000	$10,066,181
Extra Space Storage LP, 5.5%, 7/01/2030	16,979,000	16,958,278
Lexington Realty Trust Co., 2.375%, 10/01/2031	16,899,000	12,819,424
Prologis LP, REIT, 5.125%, 1/15/2034	20,823,000	20,815,649
W.P. Carey, Inc., REIT, 2.45%, 2/01/2032	15,439,000	12,146,001
		$72,805,533
Real Estate - Retail – 0.9%
Brixmor Operating Partnership LP, REIT, 2.5%, 8/16/2031	$13,213,000	$10,322,418
Spirit Realty, LP, REIT, 4.45%, 9/15/2026	6,660,000	6,341,636
Spirit Realty, LP, REIT, 3.2%, 2/15/2031	10,444,000	8,541,273
STORE Capital Corp., REIT, 2.7%, 12/01/2031	20,734,000	14,522,855
		$39,728,182
Retailers – 1.2%
Alimentation Couche-Tard, Inc., 3.439%, 5/13/2041 (n)	$1,953,000	$1,394,746
Alimentation Couche-Tard, Inc., 3.8%, 1/25/2050 (n)	18,119,000	13,059,628
Amazon.com, Inc., 3.6%, 4/13/2032	15,019,000	13,919,199
AutoZone, Inc., 4.75%, 8/01/2032	10,050,000	9,700,282
Home Depot, Inc., 3.3%, 4/15/2040	15,616,000	12,639,878
		$50,713,733
Specialty Chemicals – 0.5%
International Flavors & Fragrances, Inc., 1.23%, 10/01/2025 (n)	$8,252,000	$7,429,861
International Flavors & Fragrances, Inc., 1.832%, 10/15/2027 (n)	3,953,000	3,356,216
International Flavors & Fragrances, Inc., 2.3%, 11/01/2030 (n)	4,867,000	3,877,305
International Flavors & Fragrances, Inc., 3.268%, 11/15/2040 (n)	7,908,000	5,561,135
		$20,224,517
Specialty Stores – 0.4%
DICK'S Sporting Goods, 3.15%, 1/15/2032	$10,188,000	$8,278,521
DICK'S Sporting Goods, 4.1%, 1/15/2052	12,040,000	8,250,831
		$16,529,352
Telecommunications - Wireless – 3.8%
Cellnex Finance Co. S.A., 3.875%, 7/07/2041 (n)	$24,203,000	$17,505,542
Crown Castle, Inc., REIT, 4.45%, 2/15/2026	10,709,000	10,446,040
Crown Castle, Inc., REIT, 4%, 3/01/2027	9,286,000	8,856,975
Crown Castle, Inc., REIT, 3.65%, 9/01/2027	8,862,000	8,293,619
Millicom International Cellular S.A., 4.5%, 4/27/2031 (n)	15,857,000	12,620,269
Rogers Communications, Inc., 3.8%, 3/15/2032	11,639,000	10,115,166
Rogers Communications, Inc., 4.5%, 3/15/2042	12,354,000	10,183,872
Rogers Communications, Inc., 4.55%, 3/15/2052	7,360,000	5,828,851
T-Mobile USA, Inc., 2.05%, 2/15/2028	18,236,000	15,906,955
T-Mobile USA, Inc., 5.05%, 7/15/2033	15,486,000	15,155,370
T-Mobile USA, Inc., 3%, 2/15/2041	30,674,000	22,212,397
Vodafone Group PLC, 5.625%, 2/10/2053	12,681,000	12,317,937
Vodafone Group PLC, 4.125% to 6/04/2031, FLR (CMT - 1yr. + 2.767%) to 6/04/2051, FLR (CMT - 1yr. + 3.517%) to 6/04/2081	21,182,000	16,844,911
		$166,287,904

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Tobacco – 0.8%
B.A.T. Capital Corp., 6.343%, 8/02/2030	$14,821,000	$14,821,000
Philip Morris International, Inc., 5.625%, 11/17/2029	5,491,000	5,617,405
Philip Morris International, Inc., 5.125%, 2/15/2030	13,994,000	13,904,986
		$34,343,391
U.S. Treasury Obligations – 4.9%
U.S. Treasury Bonds, 2.375%, 2/15/2042	$138,360,000	$105,542,737
U.S. Treasury Bonds, 2.875%, 5/15/2052	53,626,600	43,184,077
U.S. Treasury Notes, 4.25%, 12/31/2024	22,953,000	22,649,052
U.S. Treasury Notes, 2.625%, 4/15/2025	21,520,000	20,670,128
U.S. Treasury Notes, 4.625%, 6/30/2025	22,500,000	22,375,195
		$214,421,189
Utilities - Electric Power – 9.1%
AEP Transmission Co. LLC, 5.4%, 3/15/2053	$5,252,000	$5,413,740
American Electric Power Co., Inc., 5.699%, 8/15/2025	13,226,000	13,241,599
American Electric Power Co., Inc., 5.625%, 3/01/2033	16,009,000	16,298,555
American Transmission Systems, Inc., 2.65%, 1/15/2032 (n)	4,691,000	3,893,212
Berkshire Hathaway Energy Co., 5.15%, 11/15/2043	3,795,000	3,558,834
Berkshire Hathaway Energy Co., 4.6%, 5/01/2053	3,159,000	2,677,200
CenterPoint Energy, Inc., 2.65%, 6/01/2031	17,210,000	14,311,135
Duke Energy Carolinas LLC, 2.45%, 2/01/2030	25,541,000	21,951,670
Duke Energy Corp., 3.3%, 6/15/2041	5,456,000	4,017,201
Duke Energy Corp., 3.75%, 9/01/2046	21,247,000	16,217,297
Enel Finance International N.V., 4.625%, 6/15/2027 (n)	16,585,000	16,102,687
Enel Finance International N.V., 2.25%, 7/12/2031 (n)	7,340,000	5,809,878
Enel Finance International N.V., 7.75%, 10/14/2052 (n)	9,393,000	11,063,834
Evergy, Inc., 2.9%, 9/15/2029	12,008,000	10,480,907
FirstEnergy Corp., 4.15%, 7/15/2027	16,631,000	15,748,490
FirstEnergy Corp., 2.65%, 3/01/2030	13,738,000	11,577,699
FirstEnergy Corp., 3.4%, 3/01/2050	29,978,000	20,480,970
Florida Power & Light Co., 2.85%, 4/01/2025	8,281,000	7,983,577
Florida Power & Light Co., 4.45%, 5/15/2026	7,226,000	7,157,770
Florida Power & Light Co., 2.45%, 2/03/2032	16,909,000	14,182,701
Florida Power & Light Co., 3.95%, 3/01/2048	8,281,000	6,899,093
Georgia Power Co., 4.95%, 5/17/2033	4,150,000	4,088,973
Georgia Power Co., 5.125%, 5/15/2052	13,035,000	12,549,182
Jersey Central Power & Light Co., 2.75%, 3/01/2032 (n)	22,679,000	18,706,378
NextEra Energy Capital Holdings, Inc., 6.051%, 3/01/2025	8,156,000	8,215,150
NextEra Energy Capital Holdings, Inc., 2.44%, 1/15/2032	2,720,000	2,209,707
NextEra Energy Capital Holdings, Inc., 3.8% to 3/15/2027, FLR (CMT - 5yr. + 2.547%) to 3/15/2082	11,779,000	9,984,859
Pacific Gas & Electric Co., 5.45%, 6/15/2027	10,156,000	9,943,817
Pacific Gas & Electric Co., 6.1%, 1/15/2029	7,950,000	7,904,210
Pacific Gas & Electric Co., 2.5%, 2/01/2031	27,538,000	21,761,616
Southern California Edison Co., 4.5%, 9/01/2040	7,827,000	6,739,725
Southern California Edison Co., 3.65%, 2/01/2050	4,289,000	3,212,314
Southern Co., 3.7%, 4/30/2030	23,946,000	21,919,416
Virginia Electric & Power Co., 2.875%, 7/15/2029	11,354,000	10,123,517
WEC Energy Group, Inc., 4.75%, 1/09/2026	23,734,000	23,407,181
Xcel Energy, Inc., 4.6%, 6/01/2032	3,557,000	3,364,939
		$393,199,033
Total Bonds		$4,223,670,893

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Investment Companies (h) – 1.9%
Money Market Funds – 1.9%
MFS Institutional Money Market Portfolio, 5.25% (v)	83,358,020	$83,358,020

Other Assets, Less Liabilities – 0.6%		26,416,102
Net Assets – 100.0%		$4,333,445,015
(f)	All or a portion of the security has been segregated as collateral for open futures contracts.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $83,358,020 and $4,223,670,893, respectively.
(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $1,182,052,957, representing 27.3% of net assets.
(p)	Payment-in-kind (PIK) security for which interest income may be received in additional securities and/or cash.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
The following abbreviations are used in this report and are defined:
CLO	Collateralized Loan Obligation
CMT	Constant Maturity Treasury
FLR	Floating Rate. Interest rate resets periodically based on the parenthetically disclosed reference rate plus a spread (if any). The period-end rate reported may not be the current rate. All reference rates are USD unless otherwise noted.
LIBOR	London Interbank Offered Rate
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate
Derivative Contracts at 7/31/23
Futures Contracts
Description	Long/ Short	Currency	Contracts	Notional Amount	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Asset Derivatives
Interest Rate Futures
U.S. Treasury Note 5 yr	Short	USD	1,027	$109,704,461	September – 2023	$2,283,713
U.S. Treasury Ultra Note 10 yr	Short	USD	2,386	279,124,719	September – 2023	6,881,508
						$9,165,221
Liability Derivatives
Interest Rate Futures
U.S. Treasury Bond	Long	USD	147	$18,292,313	September – 2023	$(247,248)
U.S. Treasury Note 2 yr	Long	USD	2,379	483,011,344	September – 2023	(5,525,683)
U.S. Treasury Ultra Bond	Long	USD	934	123,492,312	September – 2023	(2,533,870)
						$(8,306,801)
At July 31, 2023, the fund had liquid securities with an aggregate value of $8,207,600 to cover any collateral or margin obligations for certain derivative contracts.
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
7/31/23 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Open-end investment companies are generally valued at net asset value per share. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments, such as futures contracts. The following is a summary of the levels used as of July 31, 2023 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
U.S. Treasury Bonds & U.S. Government Agencies & Equivalents	$—	$214,421,189	$—	$214,421,189
Non - U.S. Sovereign Debt	—	75,422,871	—	75,422,871
Municipal Bonds	—	14,829,085	—	14,829,085
U.S. Corporate Bonds	—	2,580,270,742	—	2,580,270,742
Commercial Mortgage-Backed Securities	—	63,875,271	—	63,875,271
Asset-Backed Securities (including CDOs)	—	69,655,892	—	69,655,892
Foreign Bonds	—	1,205,195,843	—	1,205,195,843
Mutual Funds	83,358,020	—	—	83,358,020
Total	$83,358,020	$4,223,670,893	$—	$4,307,028,913
Other Financial Instruments
Futures Contracts – Assets	$9,165,221	$—	$—	$9,165,221
Futures Contracts – Liabilities	(8,306,801)	—	—	(8,306,801)

Supplemental Information (unaudited) – continued
For further information regarding security characteristics, see the Portfolio of Investments.
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$181,071,513	$311,980,874	$409,676,163	$15,848	$(34,052)	$83,358,020
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$1,410,618	$—
(3) Issuer Country Weightings
Issuer country weighting percentages of portfolio holdings based on net assets, as of July 31, 2023, are as follows:
United States	70.1%
United Kingdom	5.5%
Canada	5.1%
Japan	2.9%
Australia	2.8%
Italy	1.9%
Switzerland	1.6%
Ireland	1.5%
Bermuda	1.4%
Other Countries	7.2%
The issuer country weighting percentages include both accrued interest amounts and the equivalent exposure from any derivative holdings, if applicable.